Average Annual Total Returns - SA Fidelity Institutional AM International Growth Portfolio	Class 1 1 Year	Class 1 Since Inception	Class 1 Inception Date	Class 3 1 Year	Class 3 Since Inception	Class 3 Inception Date	MSCI ACWI ex-U.S. Index (net) 1 Year	MSCI ACWI ex-U.S. Index (net) Since Inception
Total	22.63%	20.79%	May 01, 2019	22.35%	20.57%	May 01, 2019	10.65%	10.86%